Income Taxes (Operating Loss Carryforwards Narrative) (Details) (State and Local Jurisdiction [Member], USD $)	12 Months Ended
Dec. 31, 2013
Operating Loss Carryforwards [Line Items]
Net operating loss and credit carryforwards	$ 5,500,000,000
Operating Loss Carryforwards, Valuation Allowance	$ 9,000,000
Minimum [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards, Expiration Date	Jan. 01, 2014
Maximum [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards, Expiration Date	Dec. 31, 2033